Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 53,968	$ 46,196
Equity securities designated at FVOCI	585	602
Securities measured at amortized cost	31,800	20,115
Securities mandatorily measured and designated at FVTPL	62,693	54,397
Total financial securities	$ 149,046	$ 121,310